Exploration in non-operating areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 18,262	$ 26,589	$ 30,610
Services provided by third parties
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	5,401	13,629	18,852
Personnel expenses
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	4,064	3,908	4,713
Rights
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	0	3,457	0
Lands
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,781	1,691	0
Consumption of materials and supplies
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	582	768	1,436
Rentals
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	1,171	578	376
Maintenance and repairs
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	134	72	87
Insurance
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	27	49	84
Transport
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	144	26	20
Other expenses
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 4,958	$ 2,411	$ 5,042